Equity Investment	12 Months Ended
Dec. 31, 2020
Equity Investment [Abstract]
EQUITY INVESTMENT

NOTE 4 - EQUITY INVESTMENT

Rail Vision Ltd. (“Rail Vision”) was incorporated in Israel on April 18, 2016 and is a development stage company that is focused on train safety, accident prevention and enhanced efficiency in the rail industry. During 2016, the Company entered into a share purchase agreement to acquire 32% of the share capital of Rail Vision at an average price per share of $60 and three types of warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months following their issuance, at an exercise price of $189, $270 and $216, respectively.

On November 7, 2016, the Company and other investors completed the investment in Rail Vision. As a result, the Company purchased a total of 23,692 ordinary shares of Rail Vision at an average price per share equal to $60 and 23,692 of Warrants 1, 23,692 of Warrants 2 and 2,704 of Warrants 3. The Company’s total investment in Rail Vision amounted to $1,422 and was allocated to warrants investment and investment in the ordinary shares based on the relative fair value, as of the date of investment completion. Since the Company had a significant influence in Rail Vision but did not own a majority equity interest or otherwise a control in it, the Company accounted the investment in Rail Vision using the equity method, and included as an investment in an affiliate company in the consolidated balance sheet. From 2017 through 2018 the Company exercised 26,396 Warrants 1 and 2,704 Warrants 3, following those exercises along with other capital raises in Rail Vision, as of December 31, 2018 the Company increased its holdings in Rail Vision to 35.91% (and 33.81% on a fully diluted basis).

A.	Activity in investment in the affiliated company is as follows:

	Investment in affiliated company	% Equity Interests
As of January 1, 2019	7,568	35.91%
Gain from issuance of shares to third parties (see note 4A1)	1,941
Equity in net loss of affiliated company	(2,780)
As of December 31, 2019	6,729	24.12%
Equity in net loss of affiliated company	(2,718)
As of December 30, 2020	4,011	19.34%

1.	In 2019, Knorr-Bremse Systeme für Schienenfahrzeuge GmbH (“KB”), an affiliate of Knorr-Bremse AG (Frankfurt: KBX), a global market leader for braking systems and a leading supplier of other rail and commercial vehicle subsystems, invested $10,000 in Rail Vision, in consideration of an issuance of an aggregate of 40,984 ordinary shares of Rail Vision, at a price per share equal to $244 (the “PPS”) representing a post investment valuation of approximately $47,000, reflecting 21.34% of Rail Vision’s issued and outstanding capital. KB has also been issued an aggregate of 14,903 warrants to purchase up to 14,903 of Rail Vision’s ordinary shares at an exercise price per share equal to the PPS. During 2019, a total of 3,007 warrants were exercised by KB and the remaining warrants expired. As of December 31, 2019, KB held 21.19% of Rail Vision’s issued and outstanding ordinary shares.

Following KB’s investment in Rail Vision, and exercise of warrants by KB and third parties during the year ended December 31, 2019, the Company’s holdings in Rail Vision, as of December 31, 2019, decreased from 35.91% as of December 31, 2018, to 24.12%. As a result, during 2019 the Company recorded a gain of $1,941 from issuance to third parties in “Equity in net loss (gain) of affiliated company.”

2.	In October 2020, KB invested additional $10,000 in Rail Vision, in consideration of an issuance of an aggregate of 51,282 preferred A shares of Rail Vision, at a price per share equal to $195 representing a post investment valuation of approximately $50,000, reflecting 19.81% of Rail Vision’s issued and outstanding capital. As of December 31, 2020, KB held 36.79% of Rail Vision’s issued and outstanding share capital (ordinary shares and preferred A shares).

As of December 30, 2020, following an agreement with other investors in Rail Vision, which reduced the Company’s right to nominate only one director (instead of two directors) out of eight directors on Rail Vision Board of Directors. Consequently, the Company has lost its significate influence over Rail Vision as of this date. The loss of significate influence over Rail Vision does not have a material impact on the Company’s consolidated statements of comprehensive loss. The Company presented the remaining equity interest in Rail Vision as an investment in equity securities without readily determined fair value since that date.

As of December 31, 2020, the Company held 19.34% of the issued and outstanding capital (and 15.83% on a fully diluted basis) of Rail Vision.

B.	The following tables present summarized financial information derived from Rail Vision’s consolidated financial statements, which are prepared on the basis of US GAAP:

Balance sheet data:	As of
December 31,
2019
USD in thousands

Current assets	9,820
Long-term assets	2,228
Current liabilities	(1,113)
Long-term liabilities	(1,270)
Equity	(9,665)

Operating data:	Year ended
	December 31,
	2020	2019
	USD in thousands
Revenue	--	--
Operating loss	(10,271)	(10,046)
Net loss	(10,273)	(10,032)